Share-Based Compensation - Schedule of Company’s Outstanding and Exercisable Options Granted to Employees (Details) - 0.005 [Member] - Stock Option [Member]	12 Months Ended
Dec. 31, 2024 shares
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding	97,228,400
Weighted average remaining contractual term (years)	8 years 7 months 24 days
Options exercisable	32,409,467
Weighted average remaining contractual term (years)	8 years 7 months 24 days